10. LOSS PER SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Income (Loss) attributable to common shareholders	$ 2,097,599	$ 1,885,332	$ 1,906,297
Income (Loss) attributable to common shareholders	110,256,592	93,795,401	80,787,810
Share Purchase Optioins not included in dilution	6,923,000	6,940,000	6,245,000
Warrants outstanding not included in dilution	35,505,000	45,232,000	34,637,000
Share Purchase Optioins not included in dilution		411,250	510,250